CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Cash Flows [Abstract]
Payments to tax authorities for Amendment to Investments Law and settlements	$ 12